Series A preferred stock - Schedule of Maturities of Series A preferred Stock Redemptions (Details) - Series A Preferred Stock [Member]	Dec. 31, 2024 USD ($)
Preferred Units [Line Items]
2025	$ 5,160,815
2026	5,160,815
2027	5,160,815
2028	0
2029 and thereafter	0
Total future undiscounted redemption payments	15,482,445
Less: Interest	(2,158,986)
Present value of redemption payments	13,323,459
Current portion	(5,160,815)
Long term portion	$ 8,162,644